SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2022 USD ($) item	Feb. 28, 2022 $ / shares	Jan. 31, 2022 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Events
Ongoing cash payments as a percentage of spot price of gold for each ounce delivered				16.00%
Accounts receivable					$ 7,889	$ 13,533
Omolon
Subsequent Events
Royalty Interests					24,100
Accounts receivable					$ 2,900
Prepaid Gold Interest Agreement
Subsequent Events
Cash payment of gold interest			$ 6,000
Amount of refined gold			$ 1,000
Ongoing cash payments as a percentage of spot price of gold for each ounce delivered		5.00%
Prepaid Gold Interest Agreement | Nevada
Subsequent Events
Number of royalties acquired | item	3
Cash payment for royalties on gold projects	$ 5,000
Quarterly Dividend Declared
Subsequent Events
Quarterly dividend declared per common share | $ / shares		$ 0.0125